Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per Unit
Schedule of calculations of the basic and diluted earnings per common unit

	Six months ended
	June 30,
	2026	2025
Partnership’s Net income	$33,383	$27,279
Less:
Net Income attributable to preferred unitholders	3,375	6,311
General Partner’s interest in Net Income	30	19
Deemed dividend on redeemable Series B Preferred Units (Note 9)	—	2,031
Net income attributable to common unitholders	$29,978	$18,918
Weighted average number of common units outstanding, basic and diluted	36,382,011	36,644,628
Earnings per common unit, basic and diluted	$0.82	$0.52